Bank Loans - Schedule of Outstanding Balance of Banking Facilities (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Bank Loans		$ 11,921,224	$ 9,020,817
Bank Loans, current		10,500,085	8,812,807
Bank Loans, non-current		$ 1,421,139	208,010
United Overseas Bank Limited (UOB) [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		July 2025 (Repaid in July 2025)
Interest rate		2.50%
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company, and GCL BVI.
Bank Loans		$ 209,633	826,000
Citi Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		June 2025 to July 2025
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank
Bank Loans		$ 2,738,728	2,799,249
HSBC Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		April 2025 to July 2025
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank
Bank Loans		$ 6,015,053	5,395,568
HSBC Loan [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date	[1]	March 2025 to February 2027
Interest rate	[1]	6.33%
Collateral/Guarantee	[1]	Personal Guarantee by Choo See Wee, the Chairman of the Company.
Bank Loans	[1]	$ 2,875,000
DBS Bank Ltd [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Maturity date		May 2027
Interest rate		6.90%
Collateral/Guarantee		Personal Guarantee by Choo See Wee, the Chairman of the Company, and Tan Jian Hao, the CEO of Titan Digital
Bank Loans		$ 82,810
Minimum [Member] | Citi Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		4.30%
Minimum [Member] | HSBC Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		4.30%
Minimum [Member] | HSBC Loan [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[1]
Maximum [Member] | Citi Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		6.10%
Maximum [Member] | HSBC Bank [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate		6.10%
Maximum [Member] | HSBC Loan [Member]
Schedule of Outstanding Balance of Banking Facilities [Line Items]
Interest rate	[1]

[1]	From March 2025 to the date of the issuance of these consolidated financial statements, the Company obtained long term bank loans from HSBC Bank for an aggregate total of approximately $2.9 million to be due from March 2027. These bank loans bear interest rates per annum 6.33%.